13F-HR
1
mcl@oakvalue.com
NONE

MARGARET C. LANDIS
919 419-1900

0000936699
2$wkdrmw
06/30/2003

13F-HR
2Q03 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: 06/30/2003
                                         ---------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     OAK VALUE CAPITAL MANAGEMENT, INC.
Address:  3100 TOWER BOULEVARD, 7TH FLOOR
          DURHAM, NC 27707


Form 13F File Number: 28-4628
                         ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARGARET C. LANDIS
Title:VICE PRESIDENT, DIRECTOR OF COMPLIANCE
Phone:919-419-1900

Signature, Place, and Date of Signing:

[s] Margaret C. Landis			Durham, NC		08/11/2003
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
                                   ----------------------

Form 13F Information Table Entry Total: 54
                                        ----------------------

Form 13F Information Table Value Total: 1,268,276
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Berkshire Hathaway - Cl. A                      084670108   214673 2961.0000SH       SOLE                2961.0000
AFLAC                          COM              001055102    13566   441171 SH       SOLE                   351885             89286
                                                              3166   102975 SH       DEFINED 01             102975
AOL Time Warner, Inc.          COM              00184A105    43140  2681163 SH       SOLE                  2267413            413750
                                                             13796   857425 SH       DEFINED 01             857425
Ambac Financial Group, Inc.    COM              023139108    52323   789776 SH       SOLE                   671002            118774
                                                             12901   194725 SH       DEFINED 01             194725
Atherogenics, Inc.             COM              047439104     1181    79133 SH       SOLE                    79133
Berkshire Hathaway - Cl. A     COM              084670108    18560      256 SH       SOLE                      141               115
                                                              8338      115 SH       DEFINED 01                115
Berkshire Hathaway - Cl. B     COM              084670207    63306    26052 SH       SOLE                    23879              2173
                                                             21029     8654 SH       DEFINED 01               8654
Cendant Corp.                  COM              151313103    62963  3436838 SH       SOLE                  2906788            530050
                                                             15575   850150 SH       DEFINED 01             850150
Certegy                        COM              156880106    20330   732600 SH       SOLE                   583850            148750
                                                              5816   209600 SH       DEFINED 01             209600
Charter Communications Inc.    COM              16117M107    33905  9089879 SH       SOLE                  7379929           1709950
                                                             11228  3010125 SH       DEFINED 01            3010125
Closure Medical Corporation    COM              189093107     1867   100450 SH       SOLE                   100450
Comcast Class A Special        COM              20030N200    60297  2079936 SH       SOLE                  1736186            343750
                                                             18611   641975 SH       DEFINED 01             641975
Constellation Brands Inc.      COM              21036P108    42958  1368093 SH       SOLE                  1109718            258375
                                                             14171   451300 SH       DEFINED 01             451300
Diebold Inc.                   COM              253651103    10858   251062 SH       SOLE                   211237             39825
                                                              3324    76850 SH       DEFINED 01              76850
Dow Jones & Co.                COM              260561105    30799   715760 SH       SOLE                   556810            158950
                                                             11623   270125 SH       DEFINED 01             270125
E. W. Scripps Co.              COM              811054204    29853   336481 SH       SOLE                   269726             66755
                                                             11444   128985 SH       DEFINED 01             128985
Equifax                        COM              294429105    30523  1173972 SH       SOLE                   953247            220725
                                                             10109   388800 SH       DEFINED 01             388800
Hewlett-Packard Co.            COM              428236103    22989  1079317 SH       SOLE                   901367            177950
                                                              7094   333075 SH       DEFINED 01             333075
IMS Health                     COM              449934108    25908  1440150 SH       SOLE                  1158125            282025
                                                              8648   480700 SH       DEFINED 01             480700
Interpublic Group              COM              460690100    25783  1926990 SH       SOLE                  1490115            436875
                                                             11054   826125 SH       DEFINED 01             826125
Johnson & Johnson              COM              478160104     2283    44150 SH       SOLE                    44150
Merck & Co.                    COM              589331107    31852   526046 SH       SOLE                   436996             89050
                                                              9604   158605 SH       DEFINED 01             158605
PartnerRe Ltd Bermuda          COM              G6852T105    19454   380623 SH       SOLE                   316723             63900
                                                              9455   185000 SH       DEFINED 01             185000
Pfizer Inc.                    COM              717081103      275     8050 SH       SOLE                     8050
Ross Stores, Inc               COM              778296103    14662   341300 SH       SOLE                   270525             70775
                                                              5223   121575 SH       DEFINED 01             121575
Walt Disney Co.                COM              254687106    41065  2079254 SH       SOLE                  1756554            322700
                                                              9085   460000 SH       DEFINED 01             460000
Washington Post Co. Class B    COM              939640108     5368     7325 SH       SOLE                     7325
Waters Corp.                   COM              941848103    24128   828300 SH       SOLE                   661975            166325
                                                              8368   287275 SH       DEFINED 01             287275
XL Cap Ltd.                    COM              G98255105    39896   480680 SH       SOLE                   401505             79175
                                                             11605   139825 SH       DEFINED 01             139825
Zale Corp                      COM              988858106    32232   805790 SH       SOLE                   656715            149075
                                                             10010   250250 SH       DEFINED 01             250250